Prospectus Supplement

September 17, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 17, 2014 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014 of:

Global Quality Portfolio (Classes I, A and L Shares)

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved a decrease in the expense cap with respect to the Class I, Class A and Class L shares of the Global Quality Portfolio (the "Portfolio"), effective October 1, 2014. Accordingly, the following changes to the Prospectus will become effective on October 1, 2014.

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Global Quality Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class L
Advisory Fee	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses‡	4.06%	3.95%	4.72%
Total Annual Portfolio Operating Expenses*	4.86%	5.00%	6.27%
Fee Waiver and/or Expense Reimbursement*	3.86%	3.65%	4.42%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.00%	1.35%	1.85%

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Global Quality Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$102	$318
Class A	$655	$930
Class L	$188	$582

The footnotes following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Global Quality Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

‡  Other expenses have been estimated for the current fiscal year.

#  Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Shares—Class A Shares" for further information about the CDSC waiver categories.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A and 1.85% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The information in the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" which shows the maximum expense ratios for the Class I, Class A and Class L shares of the Portfolio is hereby deleted in its entirety and replaced with the following:

Portfolio	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class L
Global Quality	1.00%	1.35%	1.85%

†  Effective September 9, 2013, Class P shares of each Portfolio (except the Global Quality Portfolio) were renamed Class A shares.

Please retain this supplement for future reference.

  MSIGLINSPT 09/14

Prospectus Supplement

September 17, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 17, 2014 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014 of:

Global Quality Portfolio (Class IS Shares)

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved a decrease in the expense cap with respect to the Class IS shares of the Global Quality Portfolio (the "Portfolio"), effective October 1, 2014. Accordingly, the following changes to the Prospectus will become effective on October 1, 2014.

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Global Quality Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class IS
Advisory Fee	0.80%
Distribution and/or Service (12b-1) Fee	None
Other Expenses‡	8.77%
Total Annual Portfolio Operating Expenses*	9.57%
Fee Waiver and/or Expense Reimbursement*	8.62%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.95%

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Global Quality Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class IS	$97	$303

The footnotes following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Global Quality Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

‡  Other expenses have been estimated for the current fiscal year.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The information in the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" which shows the maximum expense ratio for the Class IS shares of the Portfolio is hereby deleted in its entirety and replaced with the following:

Portfolio	Expense Cap Class IS
Global Quality	0.95%

Please retain this supplement for future reference.

  MSIFINCSPT 09/14

Statement of Additional Information Supplement

September 17, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 17, 2014 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2014

Global Quality Portfolio (Classes I, A and L Shares)

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved a decrease in the expense cap with respect to the Class I, Class A and Class L shares of the Global Quality Portfolio (the "Portfolio"), effective October 1, 2014. Accordingly, the following changes to the Statement of Additional Information will become effective on October 1, 2014.

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" which shows the contractual advisory fee and the maximum expense ratios for the Portfolio is hereby deleted in its entirety and replaced with the following:

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class H	Expense Cap Class L
Global Quality Portfolio	0.80% of the portion of the daily net assets not exceeding $500 million; 0.75% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.70% of the portion of the daily net assets exceeding $1 billion.	1.00%	1.35%	N/A	1.85%

†  Effective September 9, 2013, Class P shares of each Portfolio (except the Global Quality Portfolio) and Class H shares of each of the Global Insight and Insight Portfolios were renamed Class A shares.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

September 17, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 17, 2014 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2014

Global Quality Portfolio (Class IS Shares)

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved a decrease in the expense cap with respect to the Class IS shares of the Global Quality Portfolio (the "Portfolio"), effective October 1, 2014. Accordingly, the following changes to the Statement of Additional Information will become effective on October 1, 2014.

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" which shows the contractual advisory fee and the maximum expense ratio for the Portfolio is hereby deleted in its entirety and replaced with the following:

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class IS
Global Quality Portfolio	0.80% of the portion of the daily net assets not exceeding $500 million; 0.75% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.70% of the portion of the daily net assets exceeding $1 billion.	0.95%

Please retain this supplement for future reference.